Vessel Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Vessel Revenue [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2026 and 2025 were:

Customer	2026	2025
A	35%	-
B	22%	36%
C	21%	-
D	-	18%
E	-	24%
Total	78%	78%